SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Group has reviewed its subsequent events through November 03, 2021, the date these consolidated financial statements were issued and has determined that other than the following paragraph and matter discussed in Note 19, no material subsequent events have occurred that require recognition in or disclosure to the consolidated financial statements.

22.	SUBSEQUENT EVENTS

The Group has reviewed its subsequent events through May 17, 2021, the date these consolidated financial statements were issued and has determined that other than the following paragraph and matter discussed in Note 21, no material subsequent events have occurred that require recognition in or disclosure to the consolidated financial statements.

The Group early terminated an office lease contract with terms from October 1, 2018 to September 30, 2021 in Beijing on March 3,2021 due to its decision to exit its business operations. According to the termination agreement, the Group was required to pay RMB10 million for the default and restoration. The Group paid the RMB10 million on March 26, 2021.

COVID-19 impacts

Starting from January 2020, a novel strain of coronavirus, COVID-19, has spread worldwide. As COVID-19 has negatively affected the broader Chinese economy and the global economy, China has experienced lower domestic consumption in the first half of 2020, and may experience further economic uncertainty, which may also impact us in a materially negative way. Starting from the fourth quarter of 2020 and extending to the first quarter of 2021, a few waves of COVID-19 infections emerged in various regions of China, and varying levels of travel restrictions were reinstated. Our business has been and is likely to continue to be materially adversely affected by the outbreak of COVID-19 in China.